Document and Entity Information	Mar. 29, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	REINSURANCE GROUP OF AMERICA INC
Amendment Flag	false
Entity Central Index Key	0000898174
Document Type	8-K
Document Period End Date	Mar. 29, 2024
Entity Incorporation State Country Code	MO
Entity File Number	1-11848
Entity Tax Identification Number	43-1627032
Entity Address, Address Line One	16600 Swingley Ridge Road
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	(636)
Local Phone Number	736-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Outstanding [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	RGA
Security Exchange Name	NYSE
M 5.75 Fixed To Floating Rate Subordinated Debentures Due 2056 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.75% Fixed-To-Floating Rate Subordinated Debentures due 2056
Trading Symbol	RZB
Security Exchange Name	NYSE
M 7.125 Fixed Rate Reset Subordinated Debentures Due 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.125% Fixed-Rate Reset Subordinated Debentures due 2052
Trading Symbol	RZC
Security Exchange Name	NYSE